COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2025
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
COMPREHENSIVE LOSS

NOTE 3-COMPREHENSIVE LOSS

Total Comprehensive Loss for the years ended December 31, 2025, 2024 and 2023 consisted of the following:

	Years ended December 31,
	2025	2024	2023
	(in thousands)
Net loss	$(7,950)	$(4,368)	$(3,851)
Other comprehensive loss
Net Change in Foreign currency translation	(891)	(1,906)	(2,527)
Total comprehensive loss	$(8,841)	$(6,274)	$(6,378)